Net Investment In Subleases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Detailed Information Net Investment in Subleases Explanatory

	December 31, 2023	December 31, 2022
Balance, beginning of year	23,319	26,562
Additions	832	1,408
Finance income	857	833
Rents recovered (payments made directly to landlords)	(4,004)	(4,141)
Dispositions and remeasurements	362	(1,343)
Balance, end of year	21,366	23,319

Current portion	2,970	3,701
Long-term	18,396	19,618